Debt (Details Narrative) - Successor [Member] - USD ($) $ in Thousands		12 Months Ended
	Mar. 16, 2018	Dec. 31, 2018	Jun. 30, 2019
Amount outstanding		$ 23,421
M&T Facility [Member]
Line of credit maximum borrowing capacity	$ 200,000
Line of credit facility, expiration date	Mar. 15, 2021
Maximum amount of cash dividends		$ 3,486	$ 3,074
M&T Floor Plan Line of Credit [Member]
Line of credit maximum borrowing capacity	$ 175,000
Line of credit rate description	The $175,000 M&T Floor Plan Line of Credit may be used to finance new vehicle inventory, but only $45,000 may be used to finance pre-owned vehicle inventory and $4,500 may be used to finance rental units. Principal becomes due upon the sale of the related vehicle. The M&T Floor Plan Line of Credit shall accrue interest at either (a) the fluctuating 30-day LIBOR rate plus an applicable margin which ranges from 2.00% to 2.30% based upon the Company's total leverage ratio (as defined in the M&T Facility) or (b) the Base Rate plus an applicable margin ranging from 1.00% to 1.30% based upon the Company's total leverage ratio (as defined in the M&T Facility). The Base Rate is defined in the M&T Facility as the highest of M&T's prime rate, the Federal Funds rate plus 0.50% or one-month LIBOR plus 1.00%. In addition, the Company will be charged for unused commitments at a rate of 0.15%. As of June 30, 2019, the interest rate on the M&T Floor Plan Line of Credit was approximately 4.40%.	The $175,000 M&T Floor Plan Line of Credit may be used to finance new vehicle inventory, but only $45,000 may be used to finance pre-owned vehicle inventory and $4,500 may be used to finance rental units. Principal becomes due upon the sale of the related vehicle.
Maximum draw down for rental units	$ 4,500
Line of credit commitments percentage	0.15%
Line of credit interest rate			4.40%
M&T Floor Plan Line of Credit [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Percentage of leverage ratio	2.00%
M&T Floor Plan Line of Credit [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Percentage of leverage ratio	2.30%
M&T Floor Plan Line of Credit [Member] | Base Rate [Member] | Minimum [Member]
Percentage of leverage ratio	1.00%
M&T Floor Plan Line of Credit [Member] | Base Rate [Member] | Maximum [Member]
Percentage of leverage ratio	1.30%
M&T Floor Plan Line of Credit [Member] | Pre-owned Vehicle Inventory [Member]
Line of credit maximum borrowing capacity	$ 45,000
M&T Term Loan [Member]
Line of credit interest rate		4.5625%	4.94%
Term loan	20,000
Repayments of loan monthly installments	$ 242
Debt instrument maturity date	Mar. 15, 2021
Principal balloon payment	$ 11,300
Amount outstanding			$ 16,375
M&T Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Percentage of leverage ratio	2.25%
M&T Term Loan [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Percentage of leverage ratio	3.00%
M&T Term Loan [Member] | Base Rate [Member] | Minimum [Member]
Percentage of leverage ratio	1.25%
M&T Term Loan [Member] | Base Rate [Member] | Maximum [Member]
Percentage of leverage ratio	2.00%
M&T Revolver [Member]
Line of credit maximum borrowing capacity	$ 5,000
M&T Revolver [Member] | Minimum [Member]
Line of credit commitments percentage	0.25%
M&T Revolver [Member] | Maximum [Member]
Line of credit commitments percentage	0.50%
M&T Revolver [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Percentage of leverage ratio	2.25%
M&T Revolver [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Percentage of leverage ratio	3.00%
M&T Revolver [Member] | Base Rate [Member] | Minimum [Member]
Percentage of leverage ratio	1.25%
M&T Revolver [Member] | Base Rate [Member] | Maximum [Member]
Percentage of leverage ratio	2.00%